Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Disclosure of detailed information about financial instruments [abstract]
Transfers out of Level 3	¥ 21,945